Commitments and contingencies - Additional Information (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 31, 2019 USD ($)	Nov. 30, 2018 EUR (€)
Disclosure of Commitments and contingencies [Line Items]
Commitment obligations	€ 1,938,178	€ 1,399,346
Contingent liabilities	180,500	179,923
Guaranteed Minimum Revenues	1,154,933	1,208,954
Letters of credit	684	1,638
Contractual Obligation				€ 13,500
Expenses related to short-term leases and lease of low-value assets	€ 2,875	€ 2,532
Legal proceedings breach of contract [member]
Disclosure of Commitments and contingencies [Line Items]
Contractual Obligation | $			$ 714